SUBSEQUENT EVENT (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 25, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from exercise of warrants		$ 1,275,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised	1,500,000
Exercise price of warrants	$ 0.85
Gross proceeds from exercise of warrants	$ 1,275,000